Derivatives and Hedging (Summary of Derivative Instruments) (Details) € in Millions, $ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 CAD ($)
Derivative [Line Items]
Fair Value Gain (Loss)		$ (15)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 2,200			$ 2,200
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Fixed Pay Rate	3.60%			3.60%		3.60%	3.60%
Range of Estimated Settlement Years/Maturity				Jan. 01, 2025
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Fixed Pay Rate	4.43%			4.43%		4.43%	4.43%
Range of Estimated Settlement Years/Maturity				Dec. 31, 2028
Cross-Currency Swaps Executed In May 2024 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 542			$ 542
Fixed Pay Rate	5.371%			5.371%		5.371%	5.371%
Receive Amount | €						€ 500
Receive Rate				3.50%
Range of Estimated Settlement Years/Maturity				Dec. 31, 2031
Fair Value Gain (Loss)	$ (2)		$ 16	$ 56	$ (1)
Cross-Currency Swaps Executed In June 2025 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 805			$ 805
Fixed Pay Rate	5.4405%			5.4405%		5.4405%	5.4405%
Receive Amount | €						€ 700
Receive Rate				3.625%
Range of Estimated Settlement Years/Maturity				Dec. 31, 2034
Fair Value Gain (Loss)	$ (9)			$ (15)
Cross-Currency Swaps Executed In September 2025 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 361			$ 361
Fixed Pay Rate	5.022%			5.022%		5.022%	5.022%
Receive Amount							$ 500
Receive Rate				4.20%
Range of Estimated Settlement Years/Maturity				Dec. 31, 2035
Fair Value Gain (Loss)	$ (4)			$ (4)